Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 115,372,393	$ 55,170,904
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	25,208,199	25,774,814
Acquisitions made through business combination		41,786,161
Increase (decrease) from exchange differences, net	3,537,237	6,914,203
Amortization	(11,903,007)	(12,215,408)
Disposals and removals from service		(509,981)
Removals from service		(509,981)
Argentina Hyperinflation Effect	203	180
Increase (decrease)	63,568	(1,548,480)
Total changes in identifiable intangible assets	16,906,200	60,201,489
Ending balance	132,278,593	115,372,393
Easements and Water Rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	17,736,954	12,608,950
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations		2,721
Increase (decrease) from exchange differences, net	425,373	769,421
Amortization	(809,435)	(347,397)
Increases (decreases) from transfers and other changes		5,213,240
Increases (decreases) from transfers		5,213,240
Disposals and removals from service		(509,981)
Removals from service		(509,981)
Total changes in identifiable intangible assets	(384,062)	5,128,004
Ending balance	17,352,892	17,736,954
Service concession rights [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	25,953,878
Changes in identifiable intangible assets
Acquisitions made through business combination		30,077,961
Increase (decrease) from exchange differences, net	2,028,583	2,033,761
Amortization	(1,826,042)	(4,109,453)
Increases (decreases) from transfers and other changes		(2,048,391)
Increases (decreases) from transfers		(2,048,391)
Total changes in identifiable intangible assets	202,541	25,953,878
Ending balance	26,156,419	25,953,878
Patents, Registered trademarks and Other Rights
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	7,394
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations		12,484
Amortization	(24,200)	(5,090)
Increases (decreases) from transfers and other changes	333,776
Increases (decreases) from transfers	333,776
Total changes in identifiable intangible assets	309,576	7,394
Ending balance	316,970	7,394
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	60,067,635	38,254,793
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	25,208,199	25,759,609
Acquisitions made through business combination		2,113,933
Increase (decrease) from exchange differences, net	156,906	4,111,021
Amortization	(9,241,732)	(7,750,745)
Increases (decreases) from transfers and other changes	(91,776)	(866,790)
Increases (decreases) from transfers	(91,776)	(866,790)
Increase (decrease)	63,568	(1,554,186)
Total changes in identifiable intangible assets	16,095,165	21,812,842
Ending balance	76,162,800	60,067,635
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	11,606,532	4,307,161
Changes in identifiable intangible assets
Acquisitions made through business combination		9,594,267
Increase (decrease) from exchange differences, net	926,375
Amortization	(1,598)	(2,723)
Increases (decreases) from transfers and other changes	(242,000)	(2,298,059)
Increases (decreases) from transfers	(242,000)	(2,298,059)
Argentina Hyperinflation Effect	203	180
Increase (decrease)		5,706
Total changes in identifiable intangible assets	682,980	7,299,371
Ending balance	$ 12,289,512	$ 11,606,532